INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	September 30, 2013 (unaudited)	December 31, 2012	Weighted average amortization period (years)
Patents	$4,086,437	$500,925	3.70
Less: accumulated amortization	(869,430)	(8,773)
	$3,217,007	$492,152

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

Schedule of Amortization Expense
2013	$345,327
2014	991,734
2015	756,690
2016	484,978
2017 and thereafter	638,278
Total	$3,217,007

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152